Shareholder Report, Holdings (Details) - C000028818	Apr. 30, 2025
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.00%
H42097107 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communications02079K107
Holdings [Line Items]
Percent of Total Investments	89.40%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	10.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%